Collateral receivables and collateral payables	6 Months Ended
Jun. 30, 2026
Collateral receivables and collateral payables
Collateral receivables and collateral payables

8.Collateral receivables and collateral payables

The Company offers structured cryptocurrency derivative arrangements to customers, comprising:

(i)	Accumulator and Decumulator (“AQDQ”) – Structured derivative contracts that allow customers to systematically buy (accumulate) or sell (decumulate) specified cryptocurrencies at predetermined strike prices over a set period; and
(ii)	Fixed Coupon Notes (“FCN”) – Yield-enhancing structured investments offering fixed periodic coupon payments with embedded options. FCN structures (including bullish, bearish, capped-loss, and worst-of variants) feature early redemption mechanisms upon specified knock-out events and may settle via cash or physical delivery of the underlying digital assets at maturity, subject to strike price performance and defined loss-limit parameters.

In order to mitigate market and credit exposures, these structured products involve bilateral collateral and back-to-back hedging arrangements. The structural difference in margin terms, where the Group collects higher initial collateral from customers (collateral payables) than it is required to post to institutional hedging counterparties (collateral receivables), results in collateral payables significantly exceeding collateral receivables.

Both receivables and payables are measured at fair value. The Group maintains operational control over custodial assets but does not assume ownership.

8.Collateral receivables and collateral payables (Continued)

The following table sets forth the fair values of collateral receivables and payables as of the end of the financial periods:

Collateral receivables

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
BTC	—	4,065
ETH	124	—
USDC	2,936	3,970
USDT	347	499
	3,407	8,534

Collateral payables

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
BTC	—	30,875
ETH	1,487	2,354
USDC	7,164	25,027
USDT	2,290	17,302
	10,941	75,558